UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period: November 30, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2011

(Unaudited)

Iman Fund

IMAN FUND

January 20, 2012

Dear Shareholders,

Assalumu Alaykum (greetings of peace),

The last six months ending on November 30, 2011 were challenging to stock investors as global equity markets had a significant downturn in that period. The downturn intensified in late July and early August, as the U.S. Congress struggled to raise the debt ceiling and the Standard & Poor’s downgraded the credit rating of the United States. The slowing of the global economy, especially in Europe with its sovereign debt crisis, as well as investor anxiety set off a wave of volatility that hampered most stock markets, especially affecting international stocks. Comparing broad U.S. stock indexes with global and international stock indexes highlights the greater damage to these international stocks. The EAFE Index (Europe, Australasia and the Far East) measuring non-U.S. stocks went down 16.40% in this six-month reporting period, while the Dow Jones Islamic Market USA Index and the Russell 3000 Growth Index, measuring broad U.S. stocks, went down 5.81% and 5.62%, respectively. Gold and gold mining stocks were not immune and they went down as well. The S&P/TSX Global Gold Index (SPTSGD) went down 9.39% in the same period.  Iman Fund declined 9.14% in the reporting period. Our large positions in international stocks (23.32% at the beginning of the reporting period) and in gold stocks (10.59% at the beginning of the reporting period) detracted from Fund performance. Though international stocks hurt the Fund in this short reporting period, we believe that including them is beneficial in the long run as historical data has shown.

As we look into 2012, we are optimistic but we are also realistic. The world is obsessed with the European financial crisis. Most believe that Europe is not going to be growing at all or might even go into a recession. However, we believe its stocks already reflect this expectation and some are underpriced now. The U.S. economy will probably grow slowly. We are now almost five years past the peak in the housing market. Housing prices appear to have stabilized and employment is improved, though sluggishly. The U.S. is a very large and dynamic market with many entrepreneurial companies that are continuing to grow. In short, we believe the United States stock markets will improve in 2012.

We are confident that the Fund’s portfolio is very well positioned. The Fund is acquiring shares in carefully selected companies including consumer-based cyclical stocks which are trading at attractive valuations as well as defensive stocks, including stocks in sectors like healthcare and energy. However, technology will remain one of the Fund’s largest sector holdings. We are emphasizing companies with significant cash flow, dominant market share in many products, and the ability to increase prices in a low-inflation environment.

We believe that a basic tenet of successful investing is to invest for the long run; riding out the markets’ inevitable ups and downs, rather than selling into panic or chasing the hottest fad. Patience could also afford the benefits of compounding, lower transaction cost, and reduced taxes. We believe diversification, and nowadays, geographic diversification are of utmost importance. Another tenet is investing regularly, which can help lower the average cost of your purchases. Investing a fixed sum of money each quarter helps ensure that you won’t purchase all your shares at market highs. This strategy — known as dollar cost averaging — also takes out “emotion” from investing, and helps shareholders avoid irrational panics. No strategy can eliminate risk, but prudent strategies could considerably decrease the impact of short-term declines.

We will continue to be vigilant in following market changes and look carefully for investment opportunities. We thank you for entrusting your hard-earned money with us. We promise to continue to work hard to prove worthy of your trust.

Bassam Osman
President, Iman Fund

IMAN FUND

Past performance is not a guarantee of future results.

The above discussion and analysis of the Fund reflect the opinions of the Advisor as of January 2012, are subject to change, and any forecasts made cannot be guaranteed and should not be considered investment advice.

Mutual Fund investing involves risk; principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Historically, the Advisor believes that the Islamic restrictions placed on the Fund have not adversely affected the Fund; however, it is possible that these restrictions may result in the Fund not performing as well as mutual funds not subject to such restrictions.  Investments in smaller companies involve additional risk, such as limited liquidity and greater volatility.

The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends. The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets excluding the U.S. and Canada. The S&P/TSX Global Gold Index is a dynamic international benchmark tracking the world’s leading gold companies and aims to offer investors broad exposure to the world’s gold markets. You cannot invest directly in an index.

Diversification does not assure a profit or protect against loss in a declining market.

Cash flow measures the cash generating capability of a company by adding non cash charges (e.g. depreciation) and interest expenses to pretax income.

Dollar Cost Averaging involves continuous investment in securities regardless of fluctuating price levels of such securities.  The investor should consider his/her financial ability to continue purchases through periods of low price levels.  Such a plan does not assure a profit and does not protect against loss in declining markets.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

IMAN FUND
EXPENSE EXAMPLE
November 30, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/11 - 11/30/11).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/11	11/30/11	6/1/11 - 11/30/11*

Actual	$1,000.00	$908.60	$8.49

Hypothetical (5% return before expenses)	1,000.00	1,016.10	8.97

*	Expenses are equal to the Fund’s annualized expense ratio of 1.78% multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2011 (Unaudited)

IMAN FUND
Total Rate of Return
For the Period November 30, 2001 to November 30, 2011
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2001 and held through November 30, 2011.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure U.S. markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2011	Months	Year	Years	Years
Iman Fund	(9.14)%	2.40%	0.71%	1.99%
Dow Jones Islamic Market USA Index*	(5.81)%	8.04%	1.80%	2.51%
Russell 3000 Growth Index**	(5.62)%	8.32%	2.59%	2.79%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.1%

	AGRICULTURE, CONSTRUCTION
	& MINING MACHINERY
	MANUFACTURING - 0.5%
3,200	FMC Technologies, Inc. (a)	$167,552

	AIR FREIGHT & LOGISTICS - 1.1%
4,900	United Parcel Service, Inc. - Class B	351,575

	ARCHITECTURAL, ENGINEERING
	& RELATED SERVICES - 0.4%
10,500	McDermott International, Inc. (a)(b)	118,755

	AUDIO & VIDEO EQUIPMENT
	MANUFACTURING - 0.8%
6,400	Harman International Industries, Inc.	264,320

	BASIC CHEMICAL
	MANUFACTURING - 0.1%
2,300	Cameco Corp. (b)	43,562

	BEVERAGE MANUFACTURING - 1.9%
9,100	The Coca Cola Co.	611,793

	BUILDING MATERIAL &
	SUPPLIES DEALERS - 1.8%
13,800	Fastenal Co.	574,770

	CLOTHING STORES - 1.2%
6,400	The TJX Companies, Inc.	394,880

	COMMERCIAL SERVICES - 1.4%
8,900	Apollo Group, Inc. - Class A (a)	431,472

	COMMUNICATIONS EQUIPMENT
	MANUFACTURING - 2.9%
2,700	QUALCOMM, Inc.	147,960
7,900	Research In Motion Ltd. (a)(b)	141,094
26,600	Telefonaktiebolaget LM
	Ericsson - ADR (b)	282,758
7,800	Trimble Navigation Ltd. (a)	336,024
		907,836

	COMPUTER & PERIPHERAL
	EQUIPMENT MANUFACTURING - 5.0%
2,100	Apple Inc. (a)	802,620
14,200	EMC Corp. (a)	326,742

	COMPUTER &
	PERIPHERAL EQUIPMENT
	MANUFACTURING - 5.0% (Continued)
2,500	International Business
	Machines Corp. (IBM)	470,000
		1,599,362

	COMPUTER SYSTEMS DESIGN
	& RELATED SERVICES - 1.4%
6,400	Constant Contact, Inc. (a)	140,032
11,400	Riverbed Technology, Inc. (a)	296,400
		436,432

	CUT & SEW APPAREL
	MANUFACTURING - 0.7%
4,200	Lululemon Athletica Inc. (a)	208,740

	DRUGS & DRUGGISTS’ SUNDRIES
	MERCHANT WHOLESALERS - 1.0%
5,700	Herbalife Ltd. (b)	315,210

	ELECTRICAL EQUIPMENT &
	COMPONENT MANUFACTURING - 1.2%
12,700	ABB Ltd. - ADR (b)	240,919
9,600	Corning Inc.	127,392
		368,311

	ELECTRONIC SHOPPING &
	MAIL-ORDER HOUSES - 1.3%
2,200	Amazon.com, Inc. (a)	423,038

	ELEMENTARY &
	SECONDARY SCHOOLS - 0.2%
800	Strayer Education, Inc.	77,808

	ENGINE, TURBINE & POWER
	TRANSMISSION EQUIPMENT
	MANUFACTURING - 0.5%
1,700	Cummins, Inc.	163,761

	FREIGHT TRANSPORTATION
	ARRANGEMENT - 4.0%
1,600	C.H. Robinson Worldwide, Inc.	109,616
3,600	Expeditors International
	of Washington, Inc.	156,636

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2011 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.1% (CONTINUED)

	FREIGHT TRANSPORTATION
	ARRANGEMENT - 4.0% (Continued)
12,000	FedEx Corp.	$996,960
		1,263,212

	GRAIN & OILSEED MILLING - 0.7%
6,500	Unilever NV - NY
	Reg. Shares - ADR (b)	221,715

	HOME FURNISHINGS STORES - 0.6%
1,600	Bed Bath & Beyond, Inc. (a)	96,816
2,400	Williams-Sonoma, Inc.	90,648
		187,464

	INDUSTRIAL MACHINERY
	MANUFACTURING - 0.7%
5,100	Lam Research Corp. (a)	207,927

	INFORMATION SERVICES - 1.5%
820	Google Inc. (a)	491,500

	INTERNET & CATALOG RETAIL - 0.3%
3,000	eBay Inc. (a)	88,770

	MACHINERY, EQUIPMENT & SUPPLIES
	MERCHANT WHOLESALERS - 1.1%
10,500	Applied Industrial Technologies, Inc.	362,565

	MANAGEMENT, SCIENTIFIC
	& TECHNICAL CONSULTING
	SERVICES - 1.3%
3,600	Salesforce.com, Inc. (a)	426,312

	MEDICAL EQUIPMENT &
	SUPPLIES MANUFACTURING - 8.1%
3,300	Becton, Dickinson & Co.	243,474
3,900	C.R. Bard, Inc.	340,041
9,000	DENTSPLY International, Inc.	324,990
2,300	The Estee Lauder Co. Inc.	271,354
17,200	STERIS Corp.	517,204
4,700	Stryker Corp.	229,501
1,400	Thermo Fisher Scientific, Inc. (a)	66,150
9,200	Varian Medical Systems, Inc. (a)	572,516
		2,565,230

	METAL ORE MINING - 9.6%
2,800	Agnico-Eagle Mines Ltd. (b)	125,664
6,300	BHP Billiton Ltd. - ADR (b)	473,571
2,500	Compania de Minas
	Buenaventura S.A. - ADR (b)	97,875
8,400	Eldorado Gold Corp. (b)	151,704
3,700	Freeport-McMoRan
	Copper & Gold, Inc.	146,520
5,400	Gold Fields Ltd. - ADR (b)	91,476
7,000	Gold Resource Corp.	141,120
8,900	Goldcorp, Inc. (b)	477,841
5,900	IAMGOLD Corp. (b)	119,062
17,500	International Tower
	Hill Mines Ltd. (a)(b)	88,025
7,100	Ivanhoe Mines Ltd. (a)	153,076
8,900	Kinross Gold Corp. (b)	124,333
4,700	Pan American Silver Corp. (b)	121,589
2,500	Randgold Resources Ltd. - ADR (b)	267,275
7,600	Silver Wheaton Corp. (b)	255,208
5,500	Vale SA - ADR (b)	127,875
5,100	Yamana Gold Inc. (b)	85,833
		3,048,047

	MISCELLANEOUS STORE
	RETAILERS - 1.8%
11,500	PetSmart, Inc.	554,875

	MOTOR VEHICLE PARTS
	MANUFACTURING - 0.2%
1,100	WABCO Holdings, Inc. (a)	51,711

	NAVIGATIONAL, MEASURING,
	ELECTROMEDICAL & CONTROL
	INSTRUMENTS MANUFACTURING - 1.8%
4,200	FLIR Systems, Inc.	112,812
2,600	Fossil, Inc. (a)	232,934
4,300	Ion Geophysical Corp. (a)	104,580
7,800	Rofin-Sinar Technologies, Inc (a)	187,668
		637,994

	NONMETALLIC MINERAL
	MINING & QUARRYING - 0.5%
3,700	Potash Corp of Saskatchewan Inc. (b)	160,358

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2011 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.1% (CONTINUED)

	OFFICE ADMINISTRATIVE
	SERVICES - 0.5%
4,300	Gartner, Inc. (a)	$162,669

	OIL & GAS EXTRACTION - 2.7%
1,100	Apache Corp.	109,384
3,200	Continental Resources, Inc. (a)	225,888
4,000	Occidental Petroleum Corp.	395,600
3,100	Southwestern Energy Co. (a)	117,955
		848,827

	OTHER ELECTRICAL
	EQUIPMENT & COMPONENT
	MANUFACTURING - 0.7%
4,000	Emerson Electric Co.	209,000

	OTHER FABRICATED METAL
	PRODUCT MANUFACTURING - 0.3%
1,000	Parker Hannifin Corp.	82,780

	OTHER GENERAL
	MERCHANDISE STORES - 1.7%
10,000	Fred’s, Inc. - Class A	134,600
5,400	O’Reilly Automotive, Inc. (a)	417,096
		551,696

	OTHER GENERAL PURPOSE
	MACHINERY MANUFACTURING - 1.6%
1,600	Flowserve Corp.	164,432
2,300	Gardner Denver Inc.	197,156
5,000	The Gorman-Rupp Co.	147,400
		508,988

	OTHER INFORMATION
	SERVICES - 1.9%
4,500	Baidu, Inc. - ADR (a)(b)	589,455

	OTHER PROFESSIONAL,
	SCIENTIFIC & TECHNICAL
	SERVICES - 1.2%
4,300	IHS, Inc. - Class A (a)	380,034

	PESTICIDE, FERTILIZER &
	OTHER AGRICULTURAL
	CHEMICAL MANUFACTURING - 1.2%
3,200	Monsanto Co.	235,040
2,700	The Mosaic Co.	142,452
		377,492

	PETROLEUM & COAL
	PRODUCTS MANUFACTURING - 2.9%
3,200	Chevron Corp.	329,024
7,500	Exxon Mobil Corp.	603,300
		932,324

	PHARMACEUTICAL & MEDICINE
	MANUFACTURING - 7.7%
19,400	Amarin Corp PLC - ADR (a)(b)	135,412
7,100	Ardea Biosciences, Inc. (a)	132,628
5,000	BioMarin Pharmaceutical Inc. (a)	173,100
53,300	Durect Corp. (a)	72,488
2,400	Gilead Sciences, Inc. (a)	95,640
3,400	IDEXX Laboratories, Inc. (a)	255,646
5,900	Impax Laboratories, Inc. (a)	118,826
9,400	Johnson & Johnson	608,368
4,000	MAP Pharmaceuticals, Inc. (a)	55,000
3,000	Mead Johnson Nutrition Co.	226,080
2,600	Merck & Co., Inc.	92,950
2,300	Salix Pharmaceuticals, Ltd. (a)	101,522
1,800	Shire PLC - ADR (b)	182,376
3,800	United Therapeutics Corp. (a)	155,458
1,800	Vertex Pharmaceuticals Inc. (a)	52,182
		2,457,676

	PROFESSIONAL & COMMERCIAL
	EQUIPMENT & SUPPLIES
	MERCHANT WHOLESALERS - 1.5%
5,600	Henry Schein, Inc. (a)	360,304
4,000	Patterson Companies, Inc.	120,680
		480,984

	SCIENTIFIC RESEARCH &
	DEVELOPMENT SERVICES - 2.9%
5,500	Alexion Pharmaceuticals, Inc. (a)	377,630
5,300	Babcock & Wilcox Co. (a)	120,204

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2011 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.1% (CONTINUED)

	SCIENTIFIC RESEARCH
	& DEVELOPMENT
	SERVICES - 2.9% (Continued)
2,400	Celgene Corp. (a)	$151,392
3,200	Covance, Inc. (a)	146,912
10,300	Ironwood Pharmaceuticals, Inc. (a)	124,321
		920,459

	SEAFOOD PRODUCT
	PREPARATION & PACKAGING - 0.6%
19,400	Omega Protein Corp. (a)	163,542

	SEMICONDUCTOR & OTHER
	ELECTRONIC COMPONENT
	MANUFACTURING - 3.7%
1,700	Cree, Inc. (a)	42,296
7,500	Intel Corp.	186,825
15,600	JDS Uniphase Corp. (a)	171,288
9,400	Microchip Technology Inc.	328,154
13,400	NVIDIA Corp. (a)	209,442
3,900	Texas Instruments Inc.	117,390
3,600	Xilinx, Inc.	117,756
		1,173,151

	SOAP, CLEANING COMPOUND
	& TOILET PREPARATION
	MANUFACTURING - 0.7%
1,600	Colgate-Palmolive Co.	146,400
1,500	Tupperware Brands Corp.	87,390
		233,790

	SOFTWARE - 8.7%
6,900	Adobe Systems, Inc. (a)	189,198
8,300	ANSYS, Inc. (a)	514,351
4,600	Intuit Inc.	244,904
22,400	Microsoft Corp.	572,992
9,400	Nuance Communications, Inc. (a)	231,052
9,900	Oracle Corp.	310,365
5,500	SAP AG - ADR (b)	329,780
6,000	Teradata Corp. (a)	325,380
		2,718,022

	SUPPORT ACTIVITIES
	FOR MINING - 1.0%
5,500	Halliburton Co.	202,400
6,000	Patterson-UTI Energy, Inc.	126,120
		328,520

	TEXTILES, APPAREL &
	LUXURY GOODS - 0.9%
3,000	Nike, Inc. - Class B	288,540

	UTILITY SYSTEM
	CONSTRUCTION - 0.2%
1,400	Fluor Corp.	76,748

	WHOLESALE ELECTRONIC
	MARKETS & AGENTS
	& BROKERS - 0.9%
4,700	Genuine Parts Co.	274,950

	TOTAL COMMON STOCKS
	(Cost $31,788,048)	31,486,504

PREFERRED STOCKS - 0.7%

	METAL ORE MINING - 0.7%
9,800	Vale SA - ADR (b)	214,326

	TOTAL PREFERRED STOCKS
	(Cost $287,336)	214,326

	Total Investments
	(Cost ($32,075,384) - 99.8%	31,700,830
	Other Assets in Excess
	of Liabilities - 0.2%	79,968
	TOTAL NET ASSETS - 100.0%	$31,780,798

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $32,075,384)	$31,700,830
Cash	96,121
Income Receivable	47,260
Receivable for capital shares sold	550
Receivable for investments sold	425,128
Other assets	10,090
Total Assets	32,279,979

Liabilities:
Payable for investments purchased	418,675
Payable to Advisor (Note 3)	24,828
Payable to Administrator	6,566
Payable for professional fees	21,521
Payable to Custodian	6,732
Accrued expenses and other liabilities	20,859
Total Liabilities	499,181
Net Assets	$31,780,798

Net assets consist of:
Paid-in capital	$34,426,071
Accumulated net realized loss on investments	(2,270,719)
Net unrealized depreciation on investments	(374,554)
Net Assets	$31,780,798

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	3,897,507
Net asset value, redemption price and offering price per share	$8.15

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2011 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $3,763)	$205,340
Total investment income	205,340

Expenses:
Advisory fees (Note 3)	156,903
Legal fees	24,496
Administration fees	24,055
Transfer agent fees and expenses	23,878
Fund accounting fees	17,974
Federal and state registration fees	11,667
Audit fees	6,732
Reports to shareholders	4,739
Custody fees	4,691
Trustees’ fees and related expenses	2,923
Other expenses	852
Total expenses	278,910
Net investment loss	(73,570)

Realized and unrealized loss on investments:
Net realized loss from security transactions	(467,127)
Change in net unrealized appreciation/depreciation on investments	(2,612,714)
Realized and unrealized loss on investments	(3,079,841)
Net decrease in net assets from operations	$(3,153,411)

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011

From operations:
Net investment loss	$(73,570)	$(208,146)
Net realized gain (loss) on Investments	(467,127)	6,307,017
Change in net unrealized appreciation/depreciation on Investments	(2,612,714)	2,224,758
Net increase (decrease) in net assets from operations	(3,153,411)	8,323,629

From capital share transactions:
Proceeds from sale of shares	1,286,091	2,273,237
Payments for shares redeemed	(1,263,697)	(3,398,318)
Net increase (decrease) in net assets from capital share transactions	22,394	(1,125,081)

Total increase (decrease) in net assets	(3,131,017)	7,198,548

Net assets:
Beginning of period	34,911,815	27,713,267
End of period	$31,780,798	$34,911,815

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout each Period

	Six Months
	Ended
	November 30,		Year Ended May 31,
	2011
	(Unaudited)		2011		2010		2009		2008	2007
Net asset value, beginning of year	$8.97		$6.91		$5.92		$9.70		$8.84	$7.37
Income (loss) from
investment operations:
Net investment loss(1)	(0.02)		(0.05)		(0.02)		(0.02)		(0.03)	(0.01)
Net realized and unrealized
gains (losses) on investments	(0.80)		2.11		1.01		(3.57)		0.90	1.48
Total from investment operations	(0.82)		2.06		0.99		(3.59)		0.87	1.47

Less distributions paid:
From net investment income	—		—		—		—		—	—
From net realized gain on investments	—		—		—		(0.19)		(0.01)	—
Total distributions paid	—		—		—		(0.19)		(0.01)	—
Net asset value, end of year	$8.15		$8.97		$6.91		$5.92		$9.70	$8.84
Total Return	(9.14	)%(3)	29.81%		16.72%		(36.86)%		9.91%	19.95%
Net assets at end of period (000’s)	$31,781		$34,912		$27,713		$24,717		$43,137	$35,190
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.78	%(4)	1.75%		1.71%		1.72%		1.36%	1.52%
After waiver and
expense reimbursement	1.78	%(2)(4)	1.75	%(2)	1.71	%(2)	1.72	%(2)	1.42%	1.67%
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(0.47	)%(4)	(0.65)%		(0.23)%		(0.33)%		(0.25)%	0.02%
After expense reimbursement	(0.47	)%(2)(4)	(0.65	)%(2)	(0.23	)%(2)	(0.33	)%(2)	(0.31)%	(0.13)%
Portfolio turnover rate	48.2	%(3)	169.3%		177.5%		108.7%		138.7%	32.2%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Effective October 1, 2008, the Fund no longer has an Expense Waiver Agreement in place.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2011 (Unaudited)

1.Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc.  (“AAA” or the “Advisor”), a Delaware corporation, serves as investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Advisor anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Advisor in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the six months ended November 30, 2011.

•	Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2011

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2011 (Unaudited)

markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$31,486,504	$—	$—	$31,486,504
Preferred Stock	214,326	—	—	214,326
Total*	$31,700,830	$—	$—	$31,700,830

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Recent Accounting Pronouncement: In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Trust’s financial statements.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2011 (Unaudited)

intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2008 through May 31, 2011.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains for capital losses incurred prior to the enactment of the RIC Modernization Act.  At May 31, 2011, the Fund had capital loss carryovers as follows:

Net Capital	Capital Loss
Loss Carryovers*	Carryover Expiration
$1,801,934	5/31/2018

*	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryovers.

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$32,381,529
Gross tax unrealized appreciation	$2,984,542
Gross tax unrealized depreciation	(748,040)
Net tax unrealized appreciation	$2,236,502
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	(1,801,934)
Total accumulated gain	$434,568

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of losses relating to wash sale transactions.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

No distributions were paid for the six months ended November 30, 2011 and year ended May 31, 2011.

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The RIC Modernization Act:  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2011 (Unaudited)

“inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Subsequent Events:  In preparing these financial statements, management has performed an evaluation of subsequent events after November 30, 2011 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in the financial statements.

3.Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

Effective October 1, 2006 through September 30, 2008, the Advisor contractually agreed to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.70% of average net assets.  Effective October 1, 2008, the Expense Waiver Agreement is no longer in place.

For the six months ended November 30, 2011, the Fund had advisory expenses of $156,903 and at November 30, 2011, the Fund had $24,828 payable to the Advisor.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).  Fees for such distribution services are paid to the Distributor by the Advisor.

4.Capital Share Transactions

Capital Share Transactions of the Fund for the six months ended November 30, 2011, were as follows:

	Amount	Shares
Shares sold	$1,286,091	159,061
Shares redeemed	(1,263,697)	(151,837)
Net increase	$22,394	7,224

Shares Outstanding
Beginning of period		3,890,283
End of period		3,897,507

Capital Share Transactions of the Fund for the year ended

May 31, 2011, were as follows:

	Amount	Shares
Shares sold	$2,273,237	297,315
Shares redeemed	(3,398,318)	(415,387)
Net decrease	$(1,125,081)	(118,072)

Shares Outstanding
Beginning of year		4,008,355
End of year		3,890,283

5.Securities Transactions

During the six months ended November 30, 2011, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $15,419,348 and $15,336,001, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6.Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2011, the North American Islamic Trust (“NAIT”) held 62% of the Fund. NAIT is the parent company of the Advisor.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2011

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”)

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Oak Brook, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Westlake, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
K&L Gates LLP
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 9, 2007.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By   /s/ Bassam Osman
Bassam Osman, President

Date    February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Bassam Osman
Bassam Osman, President

Date    February 6, 2012

By   /s/Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date    February 6, 2012